Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 316,968,750.00
Previously Paid Amount	41,595.36
Total Fee Amount	48,527.92
Total Offset Amount	0.00
Net Fee	$ 6,932.56